OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES
OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES

NOTE 5 – OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES

Lease liabilities are measured at present value of the sum of remaining rental payment as of recognition with discount rate of 6.40% per annum adopted from Malayan Banking (Maybank) Berhad’s base rate as a reference for discount rate, as this bank is the largest bank and national bank of Malaysia.

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

As of December 31, 2022 and 2021 operating lease right of use assets as follows:

	As of	As of
	December 31, 2022	December 31, 2021
Balance as of December 31, 2021	$41,090	$62,529
Add: Addition of right of use assets	32,281	-
Reduction due to discount on rental	-	(913)
Less: accumulated amortization	(15,534)	(18,305)
Foreign translation differences	(2,107)	(2,221)
Balance as of December 31, 2022	$55,730	$41,090

As of December 31, 2022 and 2021 operating lease liabilities as follows:

	As of	As of
	December 31, 2022	December 31, 2021
Balance as of beginning of the year	$42,909	$63,079
Add: Addition of lease liabilities	30,770	-
Less: Discount on rental	-	(972)
Less: gross repayment	(19,618)	(16,856)
Add: imputed interest	4,913	2,704
Foreign translation differences	(2,199)	(5,046)
Balance as of end of the year	56,775	42,909
Less: lease liabilities current portion	(16,569)	(18,272)
Lease liabilities non-current portion	$40,206	$24,637

As of December 31, 2022 and 2021, the maturities of the operating lease obligation are as follows:

	As of	As of
Years ending December 31:	December 31, 2022	December 31, 2021
2022	-	18,272
2023	16,569	11,987
2024	17,048	12,650
2025	11,209	-
2026	11,949	-
Total	$56,775	$42,909

The amortization of the operating lease right of use asset for the year ended December 31, 2022 and 2021 were $13,992 and $16,933, respectively.

 Other information:

	As of	As of
	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$(126,686)	$(20,169)
Right of use assets obtained in exchange for operating lease liabilities	55,730	41,090
Remaining lease term for operating leases (years)	4	2
Weighted average discount rate for operating leases	$6.40%	$5.40%

Lease expenses for the year ended December 31, 2022 and 2021 were $4,913 and $2,704 respectively.